Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	June 30, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$41,436	$41,436	$43,525	$43,525
Current derivative assets:
Interest rate swap contracts	39	39	674	674
Foreign exchange forward contracts	—	—	246	246
Non-current derivative assets:
Interest rate swap contracts	—	—	648	648
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	7,211	7,211	910	910
Non-current derivative liabilities:
Interest rate swap contracts	23,987	23,987	5,133	5,133
Long-term debt, current and non-current	959,842	959,842	1,002,813	1,002,813

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2020	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$41,436	$41,436	$—	$—
Current derivative assets:
Interest rate swap contracts	39	—	39	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	7,211	—	7,211	—
Non-current derivative liabilities:
Interest rate swap contracts	23,987	—	23,987	—
Long-term debt, current and non-current	959,842	—	959,842	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2019	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$43,525	$43,525	$—	$—
Current derivative assets:
Interest rate swap contracts	674	—	674	—
Foreign exchange forward contracts	246	—	246	—
Non-current derivative assets:
Interest rate swap contracts	648	—	648	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	910	—	910	—
Non-current derivative liabilities:
Interest rate swap contracts	5,133	—	5,133	—
Long-term debt, current and non-current	1,002,813	—	1,002,813	—